Unaudited condensed consolidated statement of cash flow - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Statement of cash flows [abstract]
Profit (loss) before income tax and social contribution	R$ 15,808,338	R$ (11,712,641)
Adjustments for:
Depreciation and amortization	2,812,758	3,001,589
Results from equity-accounted investees	1,097	19,893
Net interest, monetary and foreign exchange gain/losses	4,292,501	11,775,714
Provisions (reversal and recovery of credits), net	546,684	5,999
Provision - geological event in Alagoas	835,332	5,143,395
PIS and COFINS credits - exclusion of ICMS from the calculation basis	(1,031,099)	(199,826)
Loss for impairment of trade accounts receivable and others from clients	(2,925)	15,036
Reversal of provision for losses	(28,117)	(17,309)
Adjustments for reconciliation of profit	23,234,569	8,031,850
Changes in operating assets and liabilities
Judicial deposits - other financial assets		3,746,107
Financial investments	784,027	(1,776,868)
Trade accounts receivable	(3,085,730)	(871,642)
Inventories	(5,782,645)	316,151
Taxes recoverable	2,075,926	1,761,100
Prepaid expenses	190,479	144,489
Other receivables	(383,476)	(375,136)
Trade payables	(23,799)	(5,039,655)
Taxes payable	121,619	(624,880)
Advances from customers	94,174	305,969
Leniency agreement	(389,087)	(349,842)
Sundry provisions	(285,430)	(93,491)
Other payables	(1,254,626)	(324,640)
Cash generated from operations	15,296,001	4,849,512
Interest paid	2,569,965	2,206,228
Income tax and social contribution paid	2,172,769	189,828
Net cash generated from operating activities	10,553,267	2,453,456
Proceeds from the sale of property, plant and equipment and intangible assets	39,719	13,438
Dividends received		3,074
Acquisitions to property, plant and equipment and intangible assets	(2,042,939)	(1,930,539)
Net cash used in investing activities	(2,003,220)	(1,914,027)
Short-term and Long-term debt
Issuance	21,474	15,214,497
Payments	9,226,608	10,340,708
Braskem Idesa borrowings
Payments	(766,250)	(658,669)
Lease payments	(594,337)	(478,713)
Dividends paid	2,034	2,379
Other financial liabilities		400,842
Net cash (used) generated in financing activities	(10,567,755)	3,333,186
Exchange variation on cash of foreign subsidiaries	180,744	1,647,883
(Decrease) increase in cash and cash equivalents	(1,836,964)	5,520,498
Represented by
Cash and cash equivalents at the beginning of the period	13,862,852	6,803,880
Cash and cash equivalents at the end of the period	12,025,888	12,324,378
(Decrease) increase in cash and cash equivalents	R$ (1,836,964)	R$ 5,520,498